Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
		Jul. 31, 2023	May 31, 2023	Sep. 30, 2022	Nov. 25, 2022	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	May 11, 2023
Summary of Significant Accounting Policies (Details) [Line Items]
Share transfer agreement					$ 1,000
Income from continuing operations						$ 10,534	$ (60,575)	$ (17,013)
Net cash increased						91,700
Cash						$ 121,100
Common stock issued (in Shares)		40,109,096	41,806,020	42,808,219
Common stock par value (in Dollars per share)	[1]					$ 0.0005	$ 0.0005
Gross proceeds		$ 25,000	$ 25,000	$ 25,000
Per share (in Dollars per share)		$ 0.7791	$ 0.7475
Class A Ordinary Shares
Summary of Significant Accounting Policies (Details) [Line Items]
Net assets and shareholders’ surplus position						$ 4,800
Common stock issued (in Shares)				42,808,219
Common stock par value (in Dollars per share)				$ 0.584					$ 0.0005

[1]	On May 11, 2023, the shareholders of the Company approved the consolidation of its ordinary share at a ratio of one-for-five hundred (the “share consolidation”), effective on May 15, 2023. Upon effective of the share consolidation, the ratio for each ADS was changed to one (1) ADS to two (2) Class A ordinary shares. Immediately following the share consolidation, the authorized share capital of the Company, as approved by the shareholders, were changed from US$50,000 divided into 100,000,000 shares of a par value of US$0.0005 each, comprising of (i) 75,406,315 Class A Ordinary Shares of a par value of US$0.0005 each, (ii) 4,593,684 Class B Ordinary Shares of a par value of US$0.0005 each, and (iii) 20,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors, to US$100,000 divided into 200,000,000 shares of a par value of US$0.0005 each, comprising of (i) 140,000,000 Class A ordinary shares of a par value of US$0.0005 each, (ii) 20,000,000 Class B ordinary shares of a par value of US$0.0005 each, and (iii) 40,000,000 shares of a par value of US$0.0005 each to be designated by the board of directors (the “increase of authorized shares”). The issued and outstanding ordinary shares had been retrospectively adjusted from 14.6 billion ordinary shares to 29.2 million ordinary shares at August 31, 2022.